Fair Value Measurements - Outstanding Interest Rate Swaps (Detail)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2013 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2013 [Member] USD ($)	Mar. 31, 2013 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2014 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2014 [Member] USD ($)	Mar. 31, 2013 US Dollar term loan floating-to-fixed rate swaps Maturing on September 2015 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on September 2015 [Member] USD ($)	Mar. 31, 2013 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2015 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2015 [Member] USD ($)	Mar. 31, 2013 Euro term loan floating-to-fixed rate swaps Maturing on November 2015 [Member] EUR (€)	Dec. 31, 2012 Euro term loan floating-to-fixed rate swaps Maturing on November 2015 [Member] EUR (€)	Mar. 31, 2013 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2016 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2016 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on March 2013 [Member] USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	$ 1,000,000,000	$ 1,000,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 125,000,000	$ 125,000,000	€ 125,000,000	€ 125,000,000	$ 500,000,000	$ 500,000,000	$ 250,000,000
Maturity date	Nov. 01, 2013	Nov. 01, 2013	Nov. 01, 2014	Nov. 01, 2014	Sep. 01, 2015	Sep. 01, 2015	Nov. 01, 2015	Nov. 01, 2015	Nov. 01, 2015	Nov. 01, 2015	Nov. 01, 2016	Nov. 01, 2016	Mar. 01, 2013